INCOME TAX - Income Tax Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAX
Domestic		$ (9,556)	$ (6,215)	$ (9,634)
Foreign		(454)	(839)	(2,268)
Income (loss) before income tax, as reported in the consolidated statements of operations		$ (10,010)	$ (7,054)	$ (11,902)
Statutory tax rate in Israel	25.00%	23.00%	24.00%	25.00%	26.50%	26.50%
Theoretical tax expense (benefit)		$ (2,302)	$ (1,693)	$ (2,976)
Current year carryforward losses and other differences for which a valuation allowance was recorded		1,195	0	0
Changes in valuation allowance		2,717	3,295	5,257
Gain from bargain purchase and non-recoverable withholding taxes		0	0	(1,516)
Changes in foreign currency exchange rate and other differences		139	(1,870)	255
Changes in tax rate		2,091	414	828
Non-deductible expenses and other differences		1,890	(539)	243
Actual income tax expense (benefit)		$ 5,730	$ (393)	$ 2,091